United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/20

Date of Reporting Period: Six months ended 08/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2019
Share Class | Ticker	A | FHYAX	C | FHYCX	Institutional | FHTIX
	Service | FHYTX	R6 | FHYLX

Federated High Yield Trust
Fund Established 1984

A Portfolio of Federated High Yield Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated High Yield Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2019 through August 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At August 31, 2019, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Health Care	10.1%
Cable Satellite	9.1%
Technology	7.2%
Midstream	6.2%
Media Entertainment	5.8%
Packaging	5.5%
Independent Energy	5.1%
Pharmaceuticals	3.9%
Wireless Communications	3.9%
Gaming	3.6%
Other[3]	33.7%
Federated Bank Loan Core Fund	1.1%
Cash Equivalents[4]	3.3%
Other Assets and Liabilities—Net[5]	1.5%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets is listed individually in the table.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—87.3%
	Aerospace/Defense—1.3%
$675,000	TransDigm UK Holdings PLC, Sr. Sub., Series WI, 6.875%, 5/15/2026	$708,750
2,350,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	2,540,890
600,000	TransDigm, Inc., Sr. Sub. Note, 144A, 7.500%, 3/15/2027	646,500
450,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	458,438
1,375,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,448,205
1,750,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	1,813,437
2,400,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	2,511,000
	TOTAL	10,127,220
	Automotive—2.8%
3,150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,449,125
2,900,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	2,671,625
575,000	BCD Acquisition, Inc., 144A, 9.625%, 9/15/2023	587,938
2,275,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	2,394,438
925,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	948,125
1,425,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	1,416,094
225,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	228,656
825,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	829,125
700,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	701,750
1,450,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	1,489,875
400,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	416,000
4,625,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	4,520,937
2,825,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	2,743,781
	TOTAL	21,397,469
	Banking—0.2%
1,600,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,838,000
	Building Materials—1.7%
650,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	675,188
2,375,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	2,526,406
1,450,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	1,531,563
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$2,325,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	$2,371,500
2,500,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	2,378,125
3,325,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,416,437
	TOTAL	12,899,219
	Cable Satellite—8.8%
850,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	885,063
975,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	1,034,719
1,375,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	1,405,388
600,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	633,750
1,900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,999,750
2,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,278,978
725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	776,656
575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	600,156
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	960,750
1,325,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	1,404,500
1,400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	1,405,250
550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	576,125
600,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	643,848
1,950,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	2,203,500
2,700,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	2,905,875
4,000,000	CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,290,000
1,425,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	1,528,312
1,800,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,929,960
2,875,000	Charter Communications Holdings II, 5.125%, 2/15/2023	2,928,906
1,900,000	Charter Communications Holdings II, 5.750%, 1/15/2024	1,947,500
325,000	DISH DBS Corp., 5.000%, 3/15/2023	320,125
1,875,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,790,719
2,500,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	2,462,500
1,850,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	1,840,750
950,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	979,688
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$1,925,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	$1,761,375
1,075,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	1,124,719
1,925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	2,004,406
2,950,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	3,127,000
450,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	491,495
4,200,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	4,292,400
2,875,000	Unitymedia KabelBW Gmbh, 144A, 6.125%, 1/15/2025	3,009,406
2,950,000	Virgin Media Secured Finance PLC, 144A, 5.250%, 1/15/2026	3,034,812
1,525,000	Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	1,599,344
1,475,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	1,539,103
250,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	259,063
2,325,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,464,384
600,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2025	623,250
1,925,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	2,016,437
	TOTAL	67,079,962
	Chemicals—1.8%
1,000,000	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	971,250
2,750,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	2,743,125
2,450,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	2,382,625
1,400,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	1,470,000
875,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	850,937
2,550,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	2,492,625
350,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	360,500
2,650,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	2,597,000
	TOTAL	13,868,062
	Construction Machinery—0.7%
2,200,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	2,315,500
375,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	402,188
425,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	463,781
750,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	807,570
875,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	915,469
325,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	349,781
	TOTAL	5,254,289
	Consumer Cyclical Services—1.0%
525,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	559,125
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$4,175,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	$4,383,750
2,575,000	GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	2,669,091
	TOTAL	7,611,966
	Consumer Products—1.1%
350,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	369,688
400,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	406,220
1,750,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	1,918,437
3,875,000	Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	3,928,281
1,600,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	1,684,000
	TOTAL	8,306,626
	Diversified Manufacturing—1.2%
525,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	561,750
300,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	321,000
425,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	462,719
2,515,000	Gates Global LLC, 144A, 6.000%, 7/15/2022	2,503,054
275,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	287,375
2,000,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	1,815,000
1,600,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,618,000
1,675,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,737,812
	TOTAL	9,306,710
	Environmental—0.2%
1,750,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	1,785,000
	Finance Companies—2.2%
2,750,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,906,722
300,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	323,250
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	589,875
325,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	361,969
650,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	693,063
5,700,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	6,171,105
4,750,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	4,975,625
725,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	754,906
	TOTAL	16,776,515
	Food & Beverage—2.3%
3,375,000	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	354,375
325,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	336,586
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$1,600,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	$1,666,000
1,800,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,860,408
2,675,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	2,722,615
3,175,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	3,321,844
950,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	997,500
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,068,750
2,125,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,268,437
2,725,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	2,827,133
	TOTAL	17,423,648
	Gaming—2.9%
850,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	904,188
1,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	1,873,854
3,400,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	3,468,000
1,200,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	1,278,000
300,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	329,625
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	1,041,437
275,000	MGM Resorts International, 6.000%, 3/15/2023	303,188
1,400,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,456,000
700,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	760,375
2,175,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	2,406,159
2,225,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	2,160,030
2,050,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	2,180,687
2,050,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	2,096,330
1,350,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	1,339,875
	TOTAL	21,597,748
	Health Care—10.1%
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	307,872
3,625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	3,760,937
3,175,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	2,797,969
1,075,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	1,155,625
3,000,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	3,382,500
2,025,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	1,966,984
850,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	818,125
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$225,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	$225,563
1,675,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,167,827
725,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	777,490
2,950,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	1,622,500
1,200,000	HCA, Inc., 5.000%, 3/15/2024	1,312,100
1,225,000	HCA, Inc., 5.875%, 5/1/2023	1,355,922
3,100,000	HCA, Inc., 5.875%, 2/15/2026	3,544,075
2,775,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	3,087,187
1,475,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,681,961
1,275,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	1,469,437
1,500,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,588,125
975,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,032,281
2,575,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,758,469
1,425,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,400,062
5,100,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	4,583,931
4,850,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	4,704,500
2,250,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	1,901,250
4,275,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	4,360,500
3,175,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	3,186,906
2,425,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	2,087,003
6,200,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	4,185,000
550,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	583,622
450,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	476,307
975,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	1,003,129
1,050,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,086,750
2,325,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	2,336,625
975,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	1,006,688
3,275,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	3,377,344
600,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	608,250
400,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	431,000
3,725,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	3,334,992
	TOTAL	76,466,808
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Insurance—0.3%
$1,400,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	$1,500,170
700,000	WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	748,125
	TOTAL	2,248,295
	Independent Energy—4.7%
575,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	533,313
750,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	626,962
850,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	784,125
1,979,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,929,525
550,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	536,250
1,900,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	1,826,850
175,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	170,625
1,150,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,155,750
1,275,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	976,969
375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 1/15/2025	285,938
2,225,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	1,618,710
3,100,000	Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	3,080,625
1,875,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	825,000
300,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	313,125
575,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	605,187
650,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	476,125
1,150,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	833,750
475,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	344,375
875,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	882,437
550,000	Laredo Petroleum, 5.625%, 1/15/2022	518,375
450,000	Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	409,500
1,396,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,305,260
1,125,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,023,750
225,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	182,531
975,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	975,000
1,100,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,077,890
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$600,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	$612,000
1,225,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	1,267,875
700,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	616,000
1,000,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	815,000
1,842,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,519,650
475,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	421,563
875,000	SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	770,000
75,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	64,125
150,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	128,250
1,200,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,026,000
1,925,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	1,917,781
1,000,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	875,000
450,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	33,750
1,600,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	112,000
1,650,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	1,303,500
1,000,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	728,700
	TOTAL	35,509,141
	Industrial - Other—0.5%
500,000	Anixter, Inc., Sr. Unsecd. Note, Series WI, 6.000%, 12/1/2025	553,750
2,175,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	1,941,188
400,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	427,000
900,000	Resideo Funding, Inc, Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	958,500
	TOTAL	3,880,438
	Insurance - P&C—3.4%
725,000	Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	782,547
2,875,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	2,662,135
350,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 10.125%, 8/1/2026	360,500
2,275,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	2,400,125
3,075,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	3,082,688
375,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	382,500
7,700,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,834,750
1,450,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	1,410,125
3,725,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	3,729,656
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Insurance - P&C—continued
$3,250,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	$3,241,875
		TOTAL	25,886,901
		Leisure—0.7%
3,550,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	3,807,375
75,000		Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/15/2027	78,000
1,050,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	1,081,500
		TOTAL	4,966,875
		Lodging—0.4%
525,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2030	563,063
1,875,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 5.125%, 5/1/2026	1,983,750
650,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	684,125
		TOTAL	3,230,938
		Media Entertainment—5.2%
500,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	512,500
2,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	2,658,687
1,925,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	1,965,906
300,000		Clear Channel Worldwide, Series A, 6.500%, 11/15/2022	306,501
2,150,000		Clear Channel Worldwide, Series B, 6.500%, 11/15/2022	2,196,590
700,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	722,750
1,125,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	1,184,063
1,625,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	1,706,250
825,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	855,938
1,500,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,545,750
1,400,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	1,449,000
2,100,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,199,750
650,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	685,055
146,192		iHeartCommunications, Inc., 6.375%, 5/1/2026	158,618
2,450,000	[1,2,3]	iHeartCommunications, Inc., Escrow, 9.000%, 3/1/2021	245
3,389,973		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,673,883
825,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	841,500
1,625,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,714,375
950,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2022	964,250
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$3,150,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	$3,283,875
850,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	888,250
1,675,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	1,691,750
600,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	595,500
475,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	480,344
1,775,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	1,832,688
825,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	828,960
1,300,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,366,625
2,650,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	2,688,928
300,000	Urban One, Inc., 144A, 7.375%, 4/15/2022	300,750
	TOTAL	39,299,281
	Metals & Mining—1.6%
1,775,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,778,799
2,625,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,658,862
850,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	850,000
800,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	797,840
2,725,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	2,629,625
800,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	828,880
1,650,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	1,682,967
600,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	663,946
	TOTAL	11,890,919
	Midstream—5.7%
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,355,453
2,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,563,732
925,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	851,000
1,850,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,688,125
2,050,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,942,375
675,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	679,853
2,625,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,468,812
500,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	553,750
1,900,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	2,123,250
300,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.000%, 6/30/2024	346,875
3,125,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	3,242,187
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$250,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 5.625%, 10/1/2026	$265,000
1,800,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,521,000
1,250,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	1,068,750
875,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	743,750
3,125,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	3,290,625
2,750,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	2,870,312
275,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	295,625
1,875,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	1,912,500
925,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	943,500
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	914,625
3,175,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	3,000,375
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,617,562
1,125,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	1,172,813
175,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	190,313
450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	453,375
1,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	1,030,000
250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	254,923
1,500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,555,200
1,575,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	1,655,719
275,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	266,750
	TOTAL	42,838,129
	Oil Field Services—1.6%
325,000	Apergy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2026	328,250
1,725,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,815,562
400,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	359,000
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	258,750
143,546	Precision Drilling Corp., Sr. Unsecd. Note, 6.500%, 12/15/2021	143,905
1,250,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	1,240,625
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$1,175,000	Sesi LLC, 7.125%, 12/15/2021	$834,250
3,150,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	1,905,750
1,850,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	1,655,750
1,475,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 9/1/2027	1,524,531
2,000,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,060,000
	TOTAL	12,126,373
	Packaging—4.9%
3,300,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	3,403,125
1,650,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,670,625
1,650,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,727,344
1,575,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,657,687
975,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	1,026,188
1,250,000	Berry Plastics Corp., 5.125%, 7/15/2023	1,285,938
1,450,000	Berry Plastics Corp., 5.500%, 5/15/2022	1,479,797
1,400,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	1,443,750
6,050,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	5,800,437
1,450,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,526,125
5,975,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	5,407,375
1,775,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	1,610,812
850,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	882,938
3,075,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	3,184,547
1,647,483	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	1,653,661
2,250,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	1,951,875
875,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	857,500
475,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	503,500
400,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	431,000
	TOTAL	37,504,224
	Paper—0.4%
2,575,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,407,625
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—continued
$550,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	$578,875
	TOTAL	2,986,500
	Pharmaceuticals—3.9%
875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	920,920
700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	752,500
575,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	608,730
249,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	252,424
814,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	827,227
4,550,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	4,697,875
1,050,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,113,000
3,200,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	3,559,936
975,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,096,875
200,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	227,000
1,200,000	Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	1,216,500
1,746,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	1,161,090
3,575,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	2,252,250
7,375,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	7,633,125
3,050,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	1,357,250
3,475,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,789,625
	TOTAL	29,466,327
	Refining—0.5%
3,775,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	3,831,625
	Restaurants—1.0%
4,625,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	4,786,875
375,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	384,844
750,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	777,187
1,325,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	1,404,500
	TOTAL	7,353,406
	Retailers—0.7%
1,375,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	1,322,021
2,575,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	2,581,438
875,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	835,625
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$200,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	$213,746
	TOTAL	4,952,830
	Supermarkets—1.0%
600,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	633,816
800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	894,000
3,500,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	3,605,000
2,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	2,210,250
	TOTAL	7,343,066
	Technology—6.1%
3,050,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	2,790,750
2,675,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	2,820,054
1,300,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	1,342,250
625,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	682,031
3,775,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	4,256,312
550,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	582,313
3,525,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	3,251,813
4,425,000	Infor US, Inc., 6.500%, 5/15/2022	4,513,500
3,225,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	3,289,500
3,550,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	3,708,720
550,000	NCR Corp., 6.375%, 12/15/2023	568,524
825,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	874,343
1,525,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.000%, 7/1/2024	1,591,719
1,625,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	958,750
2,300,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,419,313
875,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	949,922
3,750,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	4,110,937
1,375,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	1,344,063
5,525,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	5,703,457
500,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	512,975
	TOTAL	46,271,246
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—2.5%
$700,000	Calpine Corp., 144A, 5.250%, 6/1/2026	$711,375
2,675,000	Calpine Corp., 5.750%, 1/15/2025	2,725,156
200,000	Calpine Corp., Bond, 144A, 6.000%, 1/15/2022	202,156
3,475,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	3,583,594
725,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	774,532
1,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,463,062
1,400,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	1,540,000
475,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	513,594
200,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	205,930
1,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,040,226
1,350,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 6.625%, 6/15/2025	1,431,000
1,275,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	1,319,625
875,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	920,938
1,375,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,460,938
	TOTAL	18,892,126
	Wireless Communications—3.9%
825,000	Altice France SA, 144A, 8.125%, 2/1/2027	911,625
3,125,000	Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	3,242,187
5,850,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	6,259,500
2,700,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,000,375
3,400,000	Sprint Corp., 7.125%, 6/15/2024	3,767,064
2,025,000	Sprint Corp., 7.875%, 9/15/2023	2,283,187
2,125,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	2,382,656
1,125,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	1,267,031
1,000,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	1,041,250
1,250,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	1,320,288
925,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	967,513
1,825,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	1,906,614
1,325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	1,427,688
	TOTAL	29,776,978
	TOTAL CORPORATE BONDS (IDENTIFIED COST $669,114,896)	661,994,860
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—6.8%
		Automotive—0.4%
136,403	[2]	American Axle & Manufacturing Holdings, Inc.	$864,795
114,760		Goodyear Tire & Rubber Co.	1,316,297
9,895		Lear Corp.	1,110,813
		TOTAL	3,291,905
		Cable Satellite—0.3%
73,310	[2]	Altice USA, Inc.	2,117,193
		Chemicals—0.2%
43,213	[2]	Hexion Holdings Corp.	518,556
55,035	[2]	Koppers Holdings, Inc.	1,458,978
		TOTAL	1,977,534
		Consumer Products—0.2%
45,740	[2]	Prestige Consumer Healthcare, Inc.	1,458,191
		Diversified Manufacturing—0.2%
51,335		Altra Holdings, Inc.	1,334,196
		Gaming—0.7%
45,895		Gaming and Leisure Properties, Inc.	1,795,412
94,410		Red Rock Resorts, Inc.	1,968,449
95,695	[2]	Stars Group, Inc./The	1,453,607
		TOTAL	5,217,468
		Independent Energy—0.4%
125,115	[2]	Jagged Peak Energy, Inc.	863,293
55,160		Parsley Energy, Inc.	987,916
88,980	[2]	WPX Energy, Inc.	957,425
		TOTAL	2,808,634
		Industrial - Other—0.2%
29,175	[2]	Anixter International, Inc.	1,749,625
		Media Entertainment—0.6%
140,105		Emerald Expositions Events, Inc.	1,339,404
292,335		Entercom Communication Corp.	1,040,713
41,044	[2]	iHeartMedia, Inc.	566,407
714,355	[2]	Urban One, Inc.	1,328,700
		TOTAL	4,275,224
		Metals & Mining—0.2%
86,130		Teck Resources Ltd.	1,466,794
		Midstream—0.5%
78,246		Suburban Propane Partners LP	1,824,697
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Midstream—continued
57,525		Sunoco LP	$1,804,559
		TOTAL	3,629,256
		Packaging—0.6%
91,210		Ardagh Group SA	1,525,943
26,385	[2]	Crown Holdings, Inc.	1,737,188
116,615		Owens-Illinois, Inc.	1,185,975
		TOTAL	4,449,106
		Paper—0.5%
143,221		Graphic Packaging Holding Co.	1,977,882
50,254		WestRock Co.	1,717,682
		TOTAL	3,695,564
		Pharmaceuticals—0.0%
17,415	[2]	Mallinckrodt PLC	45,105
		Retailers—0.2%
61,770		Hanesbrands, Inc.	843,778
218,927	[2]	Party City Holdco, Inc.	1,028,957
		TOTAL	1,872,735
		Technology—1.1%
16,925		CDW Corp.	1,954,837
30,450	[2]	Dell Technologies, Inc.	1,569,089
32,620	[2]	Inovalon Holdings, Inc.	551,930
30,810	[2]	Lumentum Holdings, Inc.	1,717,966
30,226	[2]	NCR Corp.	952,421
147,055	[2]	TTM Technologies, Inc.	1,567,606
		TOTAL	8,313,849
		Utility - Electric—0.5%
58,090		Enviva Partners LP/Enviva Partners Finance Corp.	1,840,872
36,975		NRG Energy, Inc.	1,345,890
43,420		Vistra Energy Corp.	1,083,329
		TOTAL	4,270,091
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,325,345)	51,972,470
		INVESTMENT COMPANIES—4.4%
824,214		Federated Bank Loan Core Fund	8,060,815
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
25,160,578	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.20%[4]	$25,168,126
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $33,602,977)	33,228,941
	TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $767,043,218)[5]	747,196,271
	OTHER ASSETS AND LIABILITIES - NET—1.5%[6]	11,158,932
	TOTAL NET ASSETS—100%	$758,355,203
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2019, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2019	800,525	23,237,882	24,038,407
Purchases/Additions	23,689	70,917,429	70,941,118
Sales/Reductions	—	(68,994,733)	(68,994,733)
Balance of Shares Held 8/31/2019	824,214	25,160,578	25,984,792
Value	$8,060,815	$25,168,126	$33,228,941
Change in Unrealized Appreciation/Depreciation	$(121,945)	$(1,008)	$(122,953)
Net Realized Gain/(Loss)	$—	$561	$561
Dividend Income	$233,541	$194,158	$427,699
1	Issuer in default.
2	Non-income-producing security.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $767,408,215.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$47,481,021	$—	$—	$47,481,021
International	4,491,449	—	—	4,491,449
Debt Securities:
Corporate Bonds	—	661,994,615	245	661,994,860
Investment Companies	33,228,941	—	—	33,228,941
TOTAL SECURITIES	$85,201,411	$661,994,615	$245	$747,196,271
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2019	Year Ended February 28 or 29,				Period Ended 2/28/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.59	$6.80	$6.91	$6.04	$6.88	$6.90
Income From Investment Operations:
Net investment income	0.16	0.36	0.33	0.32	0.33	0.28
Net realized and unrealized gain (loss)	0.02	(0.15)	(0.11)	0.86	(0.85)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.21	0.22	1.18	(0.52)	0.26
Less Distributions:
Distributions from net investment income	(0.16)	(0.37)	(0.33)	(0.31)	(0.32)	(0.28)
Distributions from net realized gain	—	(0.05)	—	—	—	—
Distributions from return of capital	—	—	—	—	—	(0.00)[2,3]
TOTAL DISTRIBUTIONS	(0.16)	(0.42)	(0.33)	(0.31)	(0.32)	(0.28)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net Asset Value, End of Period	$6.61	$6.59	$6.80	$6.91	$6.04	$6.88
Total Return[4]	2.78%	3.23%	3.20%	19.96%	(7.79)%	3.86%
Ratios to Average Net Assets:
Net expenses	0.97%[5]	0.97%	0.98%	0.98%	0.98%	0.98%[5]
Net investment income	4.89%[5]	4.91%	4.73%	4.91%	5.11%	5.17%[5]
Expense waiver/reimbursement[6]	0.12%[5]	0.15%	0.20%	0.14%	0.14%	0.19%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,572	$28,642	$108,607	$132,587	$99,089	$17,781
Portfolio turnover	11%	20%	30%	35%	37%	36%[7]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2015.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2019	Year Ended February 28 or 29,				Period Ended 2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.59	$6.80	$6.90	$6.03	$6.87	$6.90
Income From Investment Operations:
Net investment income	0.14	0.29	0.28	0.26	0.28	0.24
Net realized and unrealized gain (loss)	0.02	(0.13)	(0.10)	0.87	(0.85)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.16	0.18	1.13	(0.57)	0.21
Less Distributions:
Distributions from net investment income	(0.14)	(0.32)	(0.28)	(0.26)	(0.27)	(0.24)
Distributions from net realized gain	—	(0.05)	—	—	—	—
Distributions from return of capital	—	—	—	—	—	(0.00)[2,3]
TOTAL DISTRIBUTIONS	(0.14)	(0.37)	(0.28)	(0.26)	(0.27)	(0.24)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net Asset Value, End of Period	$6.61	$6.59	$6.80	$6.90	$6.03	$6.87
Total Return[4]	2.38%	2.46%	2.58%	19.11%	(8.48)%	3.08%
Ratios to Average Net Assets:
Net expenses	1.77%[5]	1.72%	1.72%	1.71%	1.72%	1.73%[5]
Net investment income	4.10%[5]	4.30%	3.99%	4.16%	4.26%	4.46%[5]
Expense waiver/reimbursement[6]	0.07%[5]	0.10%	0.09%	0.14%	0.13%	0.18%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$32,669	$34,253	$45,466	$45,740	$23,870	$8,758
Portfolio turnover	11%	20%	30%	35%	37%	36%[7]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2015.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2019	Year Ended February 28 or 29,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$6.56	$6.78	$6.88	$6.01	$6.85	$6.87
Income From Investment Operations:
Net investment income	0.17	0.35	0.34	0.33	0.34	0.34
Net realized and unrealized gain (loss)	0.03	(0.14)	(0.09)	0.87	(0.84)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.21	0.25	1.20	(0.50)	0.33
Less Distributions:
Distributions from net investment income	(0.17)	(0.38)	(0.35)	(0.33)	(0.34)	(0.35)
Distributions from net realized gain	—	(0.05)	—	—	—	—
Distributions from return of capital	—	—	—	—	—	(0.00)[1,2]
TOTAL DISTRIBUTIONS	(0.17)	(0.43)	(0.35)	(0.33)	(0.34)	(0.35)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$6.59	$6.56	$6.78	$6.88	$6.01	$6.85
Total Return[3]	3.07%	3.32%	3.60%	20.33%	(7.60)%	4.95%
Ratios to Average Net Assets:
Net expenses	0.72%[4]	0.72%	0.72%	0.73%	0.73%	0.74%
Net investment income	5.14%[4]	5.31%	5.00%	5.16%	5.21%	5.05%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.10%	0.14%	0.13%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$331,523	$326,429	$364,521	$259,501	$138,614	$81,313
Portfolio turnover	11%	20%	30%	35%	37%	36%
1	Represents a return of capital for federal income tax purposes.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2019	Year Ended February 28 or 29,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$6.57	$6.78	$6.89	$6.02	$6.86	$6.88
Income From Investment Operations:
Net investment income	0.16	0.34	0.33	0.32	0.33	0.32
Net realized and unrealized gain (loss)	0.03	(0.13)	(0.11)	0.86	(0.85)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.21	0.22	1.18	(0.52)	0.31
Less Distributions:
Distributions from net investment income	(0.16)	(0.37)	(0.33)	(0.31)	(0.32)	(0.33)
Distributions from net realized gain	—	(0.05)	—	—	—	—
Distributions from return of capital	—	—	—	—	—	(0.00)[1,2]
TOTAL DISTRIBUTIONS	(0.16)	(0.42)	(0.33)	(0.31)	(0.32)	(0.33)
Redemption Fees	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]
Net Asset Value, End of Period	$6.60	$6.57	$6.78	$6.89	$6.02	$6.86
Total Return[3]	2.94%	3.22%	3.20%	20.02%	(7.82)%	4.68%
Ratios to Average Net Assets:
Net expenses	0.97%[4]	0.97%	0.97%	0.98%	0.98%	0.98%
Net investment income	4.89%[4]	5.04%	4.73%	4.92%	4.89%	4.69%
Expense waiver/reimbursement[5]	0.12%[4]	0.11%	0.11%	0.14%	0.12%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$360,492	$373,153	$470,870	$628,554	$500,561	$615,300
Portfolio turnover	11%	20%	30%	35%	37%	36%
1	Represents a return of capital for federal income tax purposes.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2019	Year Ended 2/28/2019	Period Ended 2/28/2018[1]
Net Asset Value, Beginning of Period	$6.57	$6.78	$6.87
Income From Investment Operations:
Net investment income	0.18	0.36	0.30
Net realized and unrealized gain (loss)	0.02	(0.13)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.23	0.20
Less Distributions:
Distributions from net investment income	(0.17)	(0.39)	(0.29)
Distributions from net realized gain	—	(0.05)	—
TOTAL DISTRIBUTIONS	(0.17)	(0.44)	(0.29)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$6.60	$6.57	$6.78
Total Return[3]	3.07%	3.49%	2.98%
Ratios to Average Net Assets:
Net expenses	0.71%[4]	0.71%	0.71%[4]
Net investment income	5.15%[4]	5.41%	5.11%[4]
Expense waiver/reimbursement[5]	0.05%[4]	0.04%	0.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,099	$5,412	$2,175
Portfolio turnover	11%	20%	30%[6]
1	Reflects operations for the period from April 27, 2017 (date of initial investment) to February 28, 2018. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2018.
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
August 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $33,228,941 of investment in affiliated holdings (identified cost $767,043,218)		$747,196,271
Income receivable		11,060,394
Income receivable from affiliated holdings		80,613
Receivable for investments sold		1,948,211
Receivable for shares sold		528,881
TOTAL ASSETS		760,814,370
Liabilities:
Payable for investments purchased	$955,883
Payable for shares redeemed	1,118,511
Income distribution payable	79,655
Payable for investment adviser fee (Note 5)	22,808
Payable for administrative fees (Note 5)	3,262
Payable for transfer agent fee	86,917
Payable for distribution services fee (Note 5)	20,732
Payable for other service fees (Notes 2 and 5)	84,999
Accrued expenses (Note 5)	86,400
TOTAL LIABILITIES		2,459,167
Net assets for 114,957,117 shares outstanding		$758,355,203
Net Assets Consist of:
Paid-in capital		$778,335,179
Total distributable earnings (loss)		(19,979,976)
TOTAL NET ASSETS		$758,355,203
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($26,572,202 ÷ 4,017,216 shares outstanding), no par value, unlimited shares authorized	$6.61
Offering price per share (100/95.50 of $6.61)	$6.92
Redemption proceeds per share	$6.61
Class C Shares:
Net asset value per share ($32,669,224 ÷ 4,939,654 shares outstanding), no par value, unlimited shares authorized	$6.61
Offering price per share	$6.61
Redemption proceeds per share (99.00/100 of $6.61)	$6.54
Institutional Shares:
Net asset value per share ($331,523,215 ÷ 50,290,470 shares outstanding), no par value, unlimited shares authorized	$6.59
Offering price per share	$6.59
Redemption proceeds per share	$6.59
Service Shares:
Net asset value per share ($360,491,565 ÷ 54,634,242 shares outstanding), no par value, unlimited shares authorized	$6.60
Offering price per share	$6.60
Redemption proceeds per share	$6.60
Class R6 Shares:
Net asset value per share ($7,098,997 ÷ 1,075,535 shares outstanding), no par value, unlimited shares authorized	$6.60
Offering price per share	$6.60
Redemption proceeds per share	$6.60
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2019 (unaudited)
Investment Income:
Interest			$20,990,383
Dividends (including $427,699 received from affiliated holdings* and net of foreign taxes withheld of $6,231)			1,458,679
TOTAL INCOME			22,449,062
Expenses:
Investment adviser fee (Note 5)		$2,297,742
Administrative fee (Note 5)		305,089
Custodian fees		19,004
Transfer agent fee (Note 2)		408,001
Directors'/Trustees' fees (Note 5)		4,321
Auditing fees		18,450
Legal fees		5,498
Portfolio accounting fees		90,518
Distribution services fee (Note 5)		126,876
Other service fees (Notes 2 and 5)		533,678
Share registration costs		48,331
Printing and postage		47,448
Miscellaneous (Note 5)		18,715
TOTAL EXPENSES		3,923,671
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(174,055)
Reimbursement of other operating expenses (Notes 2 and 5)	(299,632)
TOTAL WAIVER AND REIMBURSEMENTS		(473,687)
Net expenses			3,449,984
Net investment income			18,999,078
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $561 on sales of investments in affiliated holdings*)			(1,242,329)
Net realized gain on foreign currency transactions			29
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(122,953) on investments in affiliated holdings*)			4,491,081
Net realized and unrealized gain on investments and foreign currency transactions			3,248,781
Change in net assets resulting from operations			$22,247,859
*	See Information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2019	Year Ended 2/28/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,999,078	$44,090,369
Net realized gain (loss)	(1,242,300)	11,249,347
Net change in unrealized appreciation/depreciation	4,491,081	(30,719,641)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,247,859	24,620,075
Distributions to Shareholders:
Class A Shares	(657,098)	(2,974,176)
Class C Shares	(690,562)	(2,119,622)
Institutional Shares	(8,380,823)	(22,225,698)
Service Shares	(9,051,673)	(26,215,623)
Class R6 Shares	(160,507)	(260,761)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,940,663)	(53,795,880)
Share Transactions:
Proceeds from sale of shares	76,405,171	222,619,416
Net asset value of shares issued to shareholders in payment of distributions declared	18,437,708	52,271,071
Cost of shares redeemed	(107,727,355)	(469,544,135)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,884,476)	(194,653,648)
Redemption Fees	43,539	78,632
Change in net assets	(9,533,741)	(223,750,821)
Net Assets:
Beginning of period	767,888,944	991,639,765
End of period	$758,355,203	$767,888,944
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2019 (unaudited)
1. ORGANIZATION
Federated High Yield Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two diversified portfolios. The financial statements included herein are only those of Federated High Yield Trust (the “Fund”), a portfolio with the same name as the Trust. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally acceptable accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $473,687 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended August 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$13,580	$(10,290)
Class C Shares	16,162	(4,984)
Institutional Shares	182,236	(141,651)
Service Shares	195,560	(142,707)
Class R6 Shares	463	—
TOTAL	$408,001	$(299,632)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$33,714
Class C Shares	42,188
Service Shares	457,776
TOTAL	$533,678
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2019, the Fund did not have a liability for any uncertain tax positions. The
Semi-Annual Shareholder Report

Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2019		Year Ended 2/28/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	404,479	$2,670,718	1,118,824	$7,474,301
Shares issued to shareholders in payment of distributions declared	96,475	639,111	432,835	2,864,206
Shares redeemed	(832,185)	(5,510,596)	(13,170,581)	(88,089,112)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(331,231)	$(2,200,767)	(11,618,922)	$(77,750,605)

	Six Months Ended 8/31/2019		Year Ended 2/28/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	293,885	$1,945,152	410,941	$2,716,415
Shares issued to shareholders in payment of distributions declared	103,635	686,368	320,963	2,108,579
Shares redeemed	(659,017)	(4,364,740)	(2,219,813)	(14,670,929)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(261,497)	$(1,733,220)	(1,487,909)	$(9,845,935)

	Six Months Ended 8/31/2019		Year Ended 2/28/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,776,311	$44,667,003	13,121,321	$86,672,155
Shares issued to shareholders in payment of distributions declared	1,254,879	8,283,743	3,340,474	21,877,137
Shares redeemed	(7,468,267)	(49,292,722)	(20,536,930)	(135,010,984)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	562,923	$3,658,024	(4,075,135)	$(26,461,692)
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2019		Year Ended 2/28/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,842,385	$25,342,695	18,388,722	$122,245,492
Shares issued to shareholders in payment of distributions declared	1,311,816	8,668,359	3,835,504	25,160,725
Shares redeemed	(7,312,074)	(48,289,252)	(34,869,619)	(231,330,251)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,157,873)	$(14,278,198)	(12,645,393)	$(83,924,034)

	Six Months Ended 8/31/2019		Year Ended 2/28/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	268,799	$1,779,603	530,688	$3,511,053
Shares issued to shareholders in payment of distributions declared	24,217	160,127	39,961	260,424
Shares redeemed	(40,945)	(270,045)	(67,729)	(442,859)
NET CHANGE RESULTING FROM CLASS R6 SHARES TRANSACTIONS	252,071	$1,669,685	502,920	$3,328,618
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,935,607)	$(12,884,476)	$(29,324,439)	$(194,653,648)
Redemption Fees
Prior to June 30, 2019, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares who redeemed shares held for 90 days or less. All redemption fees were recorded by the Fund as additions to paid-in capital. For the six months ended August 31, 2019, the redemption fees for the Fund's Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares amounted to $1,536, $1,926, $18,554, $21,169, and $354, respectively. For the year ended February 28, 2019, the redemption fees for the Fund's Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares amounted to $5,585, $3,540, $30,830, $38,354, and $323, respectively.
4. FEDERAL TAX INFORMATION
At August 31, 2019, the cost of investments for federal tax purposes was $767,408,215. The net unrealized depreciation of investments for federal tax purposes was $20,211,944. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,072,315 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,284,259.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended August 31, 2019, the Adviser voluntarily waived $167,507 of its fee and voluntarily reimbursed $299,632 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2019, the Adviser reimbursed $6,548.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$126,876
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2019, FSC retained $8,969 of fees paid by the Fund. For the six months ended August 31, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended February 28, 2019, FSC retained $2,770 in sales charges from the sale of Class A Shares. FSC also retained $1,568 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended August 31, 2019, FSSC received $1,240 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 17, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 1.80%, 0.72%, 0.97% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended August 31, 2019, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $260,886 and $439,547, respectively.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2019, were as follows:
Purchases	$83,299,236
Sales	$105,262,963
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of August 31, 2019, the Fund had no outstanding loans. During the six months ended August 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2019, there were no outstanding loans. During the six months ended August 31, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2019 to August 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2019	Ending Account Value 8/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,027.80	$4.94
Class C Shares	$1,000	$1,023.80	$9.00
Institutional Shares	$1,000	$1,030.70	$3.68
Service Shares	$1,000	$1,029.40	$4.95
Class R6 Shares	$1,000	$1,030.70	$3.62
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.26	$4.93
Class C Shares	$1,000	$1,016.24	$8.97
Institutional Shares	$1,000	$1,021.52	$3.66
Service Shares	$1,000	$1,020.26	$4.93
Class R6 Shares	$1,000	$1,021.57	$3.61
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.97%
Class C Shares	1.77%
Institutional Shares	0.72%
Service Shares	0.97%
Class R6 Shares	0.71%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated High Yield Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
Semi-Annual Shareholder Report

attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the five-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its
Semi-Annual Shareholder Report

receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a
Semi-Annual Shareholder Report

Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Yield Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197302
CUSIP 314197401
CUSIP 314197203
CUSIP 314197104
CUSIP 314197807
8092705 (10/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2019